Parent Entity Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Statement of financial position [abstract]
Summary of Information Extracted From Books and Records of Parent

The following information has been extracted from the books and records of the parent and has been prepared in accordance with International Financial Reporting Standards.

	As of December 31,	At December 31,
(in U.S. Dollars)	2023	2022
Balance sheet
ASSETS
Current assets
Cash and cash equivalents	$72,819,657	$84,366,622
Trade and other receivables	62,513	36,298
Prepayments	12,992	901,634
	72,895,162	85,304,554
Assets classified as held for sale	2,372,886	—
Total current assets	75,268,048	85,304,554

Non-current assets
Amounts due from related parties	121,976,670	124,178,058
Exploration and evaluation assets	—	2,364,946
Investment securities at fair value through profit or loss	16,429,244	16,490,271
Other assets	5,741	7,468
Total non-current assets	138,411,655	143,040,743
Total assets	$213,679,703	$228,345,297

LIABILITIES
Payables	322,941	2,289,028
Total current liabilities	322,941	2,289,028

Non-current liabilities
Derivative financial instruments	866,278	—
Borrowings	28,554,209	—
Total non-current liabilities	29,420,487	—
Total liabilities	29,743,428	2,289,028
Net assets	183,936,275	226,056,269
EQUITY
Contributed equity	338,425,286	338,108,198
Reserves	25,017,175	20,318,892
Accumulated losses	(179,506,186)	(132,370,821)
Total equity	$183,936,275	$226,056,269

	At December 31,	At December 31,
	2023	2022
Statement of Profit or Loss and Other Comprehensive Income
Total loss and total comprehensive loss	$(47,135,365)	$(27,197,861)